Summary of Investments - Other than Investments in Related Parties	12 Months Ended
Dec. 31, 2014
Summary of Investments - Other than Investments in Related Parties

Schedule I

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

Summary of Investments – Other than Investments in Related Parties

December 31, 2014

(In thousands)

Type of investment	Amortized cost (1)	Fair value	Amount at which shown in the balance sheet
Fixed-maturity securities:
U.S. government	$93,692	95,077	95,077
States and political subdivisions	11,679	11,942	11,942
Foreign government	2,517	2,547	2,547
Public utilities	36,746	41,328	41,328
Corporate securities	328,406	357,330	357,330
Mortgage-backed securities	140,682	146,917	146,917

Total fixed-maturity securities	613,722	655,141	655,141

Equity Securities, trading	1,855	1,858	1,858

Total other investments	1,855	1,858	1,858

Other investments:
Short term securities	13,728		13,728
Policy loans	253		253
Derivatives	4,516		4,516

Total other investments	18,497		18,497

Total investments	$634,074		675,496

(1)	Original cost of fixed-maturity securities reduced by repayments and adjusted for amortization of premiums or accrual discounts

See accompanying report of independent registered public accounting firm.